Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2019
Summary of Significant Accounting Policies
Schedule of reconciliation of operating lease commitments and lease liabilities recognized

(in US$’000)
Operating lease commitments as at December 31, 2018 (note (a))	8,835
Less: Leases not commenced as at January 1, 2019	(3,676)
Less: Short-term leases	(5)
Add: Adjustment as a result of the treatment for a termination option (note (b))	1,409
Less: Discount under the lessees’ incremental borrowing rate as at January 1, 2019	(206)
Lease liabilities recognized as at January 1, 2019	6,357

Notes:

(a)	Future aggregate minimum payments under non-cancellable operating leases under ASC 840 were as follows:

December 31, 2018
(in US$’000)
Not later than 1 year	3,026
Between 1 to 2 years	2,735
Between 2 to 3 years	1,056
Between 3 to 4 years	882
Between 4 to 5 years	810
Later than 5 years	326
Total minimum lease payments	8,835

(b)

The Group leases its corporate offices in Hong Kong through a support service agreement with an indirect subsidiary of CK Hutchison Holdings Limited (“CK Hutchison”), which is the Company’s indirect major shareholder. The support service agreement may be terminated by giving 3-month advance notice; therefore, there was no lease commitment beyond the 3-month advance notice period as at December 31, 2018. This termination option is not considered probable of exercise for the purposes of applying ASC 842.

Schedule of future aggregate minimum payments under non-cancellable operating leases

December 31, 2018
(in US$’000)
Not later than 1 year	3,026
Between 1 to 2 years	2,735
Between 2 to 3 years	1,056
Between 3 to 4 years	882
Between 4 to 5 years	810
Later than 5 years	326
Total minimum lease payments	8,835

Schedule of recognized right-of-use assets

(in US$’000)
Offices	4,877
Factories	383
Others	487
5,747